Fair value of financial instrument - Summary of Net Gains (Losses) From Financial Instruments Classified and Designated as at Fair Value Through Profit or Loss (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	$ 1,563	$ 1,044
Interest Rate and Credit [member] | By product line [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	1,296	662
Equities [member] | By product line [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	(164)	(54)
Foreign Exchange and Commodities [member] | By product line [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	431	436
Financial Instruments At Fair Value Through Profit Or Loss Classified As Fair Value Through Profit Loss Category member
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	(265)	1,112
Financial Instruments At Fair Value Through Profit Or Loss Designated upon Initial Recognition Category Member
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	$ 1,828	$ (68)